Shareholder Report, Line Graph (Details) - USD ($)					10 Months Ended	12 Months Ended
	Jul. 22, 2024	May 31, 2024	Oct. 30, 2023	Oct. 26, 2023	May 31, 2025	May 31, 2025
Kurv Technology Titans Select ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Kurv Technology Titans Select ETF NAV
Accumulated Value	$ 10,000				$ 10,668
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Kurv Yield Premium Strategy Amazon (AMZN) ETF NAV
Accumulated Value		$ 12,910	$ 10,000			$ 14,609
Kurv Yield Premium Strategy Apple (AAPL) ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Kurv Yield Premium Strategy Apple (AAPL) ETF NAV
Accumulated Value		10,885		$ 10,000		$ 10,914
Kurv Yield Premium Strategy Google (GOOGL) ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Kurv Yield Premium Strategy Google (GOOGL) ETF NAV
Accumulated Value		13,197	10,000			$ 12,763
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Kurv Yield Premium Strategy Microsoft (MSFT) ETF NAV
Accumulated Value		11,781	10,000			$ 12,469
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Kurv Yield Premium Strategy Netflix (NFLX) ETF NAV
Accumulated Value		13,857		10,000		$ 22,238
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Kurv Yield Premium Strategy Tesla (TSLA) ETF NAV
Accumulated Value		9,228		10,000		$ 14,444
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	10,000				10,747
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ 100 Total Return Index
Accumulated Value	$ 10,000				$ 10,838
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value		12,781	10,000			$ 14,510
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value		12,874		10,000		$ 14,615
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value		12,781	10,000			$ 14,510
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value		12,781	$ 10,000			$ 14,510
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value		12,874		10,000		$ 14,615
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value		$ 12,874		$ 10,000		$ 14,615